DEPOSITS FROM CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of deposits from customers
	R$ thousands
	On December 31, 2023	On December 31, 2022
Demand deposits	49,634,288	56,882,411
Savings deposits	131,003,553	134,624,479
Time deposits	441,296,839	399,175,316
Total	621,934,680	590,682,206